SIGNIFICANT ACCOUNTING POLICIES - Assets classified as held for sale (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($) property	Dec. 31, 2025 ARS ($)
SIGNIFICANT ACCOUNTING POLICIES
Assets classified as held for sale | $	$ 2,322	$ 3,011
Number of properties | property	1